INCOME TAX BENEFIT - Income Taxes (Net of Refunds) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Foreign Taxes
Total	$ 208
State
Income Tax Paid, by Individual Jurisdiction [Line Items]
United States State and Local Taxes	174
California
Income Tax Paid, by Individual Jurisdiction [Line Items]
United States State and Local Taxes	25
Massachusetts
Income Tax Paid, by Individual Jurisdiction [Line Items]
United States State and Local Taxes	38
New York
Income Tax Paid, by Individual Jurisdiction [Line Items]
United States State and Local Taxes	30
New York City
Income Tax Paid, by Individual Jurisdiction [Line Items]
United States State and Local Taxes	15
South Carolina
Income Tax Paid, by Individual Jurisdiction [Line Items]
United States State and Local Taxes	20
Tennessee
Income Tax Paid, by Individual Jurisdiction [Line Items]
United States State and Local Taxes	30
Texas
Income Tax Paid, by Individual Jurisdiction [Line Items]
United States State and Local Taxes	16
State and Local Tax Jurisdiction, Other
Income Tax Paid, by Individual Jurisdiction [Line Items]
United States State and Local Taxes	26
Singapore
Foreign Taxes
Foreign Taxes	$ 8